Financial Instruments and Related Risk Management - Summary of Long-term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Long-term debt senior notes, carrying amount	$ 3,707	$ 4,202
Fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Long-term debt senior notes, carrying amount	4,045	4,384
Carrying amount [member]
Disclosure of fair value measurement of liabilities [line items]
Long-term debt senior notes, carrying amount	$ 3,707	$ 4,202